Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Schedule of financial assets

	2020		2019
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	206	Ps.	—
Jet fuel Zero-Cost collars		—		133,567
Interest rate cap		326		2,695
Total financial assets	Ps.	532	Ps.	136,262
Presented on the consolidated statements of financial position as follows:
Current	Ps.	206	Ps.	133,567
Non-current	Ps.	326	Ps.	2,695

Schedule of short-term and long-term debt

		2020		2019
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on October 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,650,612	Ps.	3,308,509
II.	The Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE 28 days plus 175 basis points.		1,500,000		1,459,871

III.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 300 basis points.		200,000		200,000
IV.	Amortized transaction costs		(15,542)		(22,472)
V.	Accrued interest and other financial cost		19,563		30,061
			5,354,633		4,975,969
Less: Short-term maturities			1,558,884		2,086,017
Long-term		Ps.	3,795,749	Ps.	2,889,952

TIIE: Mexican interbank rate

Summary of scheduled principal payments of financial debt and accrued interest

	2021		2022		2023		2024		Total
Santander/Bancomext	Ps.	1,112,629	Ps.	2,554,069	Ps.	—	Ps.	—	Ps.	3,666,698
CEBUR		252,605		500,000		500,000		250,000		1,502,605
Banco Sabadell		200,872		—		—		—		200,872
Total	Ps.	1,566,106	Ps.	3,054,069	Ps.	500,000	Ps.	250,000	Ps.	5,370,175

Schedule of changes in liabilities from financing activities

							Foreign		Current vs non-
	January 1,		Net cash		Accrued		exchange		current				December 31,
	2020		Flows		Interest		movement		reclassification		Other		2020
Current interest-bearing loans and borrowings	Ps.	2,086,017	Ps.	(1,231,695)	Ps.	(10,498)	Ps.	(32,491)	Ps.	747,551	Ps.	-	Ps.	1,558,884
Non-current interest -bearing loans and borrowings		2,889,952		1,374,678		—		231,612		(747,551)		47,058		3,795,749
Total liabilities from financing activities	Ps.	4,975,969	Ps.	142,983	Ps.	(10,498)	Ps.	199,121	Ps.	-	Ps.	47,058	Ps.	5,354,633

									Current vs non-
	January 1,		Net cash		Accrued		Foreign exchange		current				December 31,
	2019		Flows		Interest		movement		reclassification		Other		2019
Current interest-bearing loans and borrowings	Ps.	1,212,259	Ps.	(633,609)	Ps.	13,698	Ps.	(41,173)	Ps.	1,534,842	Ps.	-	Ps.	2,086,017
Non-current interest -bearing loans and borrowings		2,310,939		2,273,143		—		(122,466)		(1,534,842)		(36,822)		2,889,952
Total liabilities from financing activities	Ps.	3,523,198	Ps.	1,639,534	Ps.	13,698	Ps.	(163,639)	Ps.	-	Ps.	(36,822)	Ps.	4,975,969

Schedule of other financial liabilities

	2020		2019
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero-Cost Collar options	Ps.	9,657	Ps.	—
Total financial liabilities	Ps.	9,657	Ps.	—
Presented on the consolidated statements of financial position as follows:
Current	Ps.	9,657	Ps.	—
Non-current	Ps.	—	Ps.	—